COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20.      COMMITMENTS AND CONTINGENCIES

In conjunction with the Cleave assignment agreement entered into on July 18, 2023 (see Note 1), the Company is responsible for certain milestone and royalty payments. As of December 31, 2024, no milestones have been achieved.

In conjunction with the BioInvent agreement entered into during 2020 (see Note 1), the Company is responsible for certain milestone and royalty payments. As of December 31, 2024, no milestones have been achieved.

In conjunction with the Black Belt agreement entered into during 2019 (see Note 1), the Company is responsible for certain milestone and royalty payments. In June 2021, the Company achieved the First-Patient-In (FPI) in the Phase 1 dose escalation and expansion study of CID-103, and made $750,000 milestone payment in June 2021 and 250,000 euros ($305,000) in August 2021. As of December 31, 2024, no other milestones have been achieved.

In conjunction with the Pharmathen agreement entered into during 2019 (see Note 1), the Company is responsible for one remaining milestone payment. In January 2023, the Company and Pharmathen terminated this exclusive distribution license by entering into a termination agreement, and the Company has no further obligation for milestone payment.

In conjunction with the FOLOTYN® Assignment Agreement and Payment Agreement entered into in July 2023 (see Note 1), in addition to the $2 million upfront payment already paid in 2023, the Company is responsible for certain contingent Deferred Payments up to $10.0 million to MICL and certain contingent payment up to $750,000 to Acrotech. As of December 31, 2024, none of these contingent payments are considered probable based on the uncertainties of the successful renewal of the drug license in China.

CASI is currently involved in arbitration proceedings against Juventas in relation to Juventas’ purported termination of the CNCT19 Agreements, between the Company and Juventas with respect to the commercialization of Juventas’ cell therapy, Inaticabtagene Autoleucel (CNCT 19) , see note 1 for details. The Company cannot predict right now the outcome of either of these proceedings. If the Company do not prevail in either of these proceedings completely or in part, or fail to reach a favorable settlement with Juventas, the Company’s  plan with respect to the commercialization of CNCT 19 may be delayed or otherwise adversely impacted, which will in turn result in adverse impacts on the Company’s future results of operations, financial condition and prospects.

The Company is subject in the normal course of business to various legal proceedings in which claims for monetary or other damages may be asserted. Management does not believe such legal proceedings, unless otherwise disclosed herein, are material.